Condensed Consolidating Financial Information (Statements of Cash Flows) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash Flows from Operating Activities
Net income/(loss)	$ 197,000,000		$ 476,000,000		$ 941,000,000
Adjustments to reconcile net income to net cash provided/(used) by operating activities:
Distributions and equity in earnings of unconsolidated affiliates	9,000,000		(19,000,000)		(41,000,000)
Depreciation and amortization	896,000,000		838,000,000		818,000,000
Provision for bad debts	59,000,000		54,000,000		61,000,000
Amortization of nuclear fuel	39,000,000		40,000,000		36,000,000
Amortization of financing costs and debt discount/premiums	32,000,000		32,000,000		44,000,000
Loss on debt extinguishment	58,000,000		0		0
Amortization of intangibles and out-of-market commodity contracts	167,000,000		4,000,000		153,000,000
Changes in deferred income taxes and liability for uncertain tax benefits	(859,000,000)		255,000,000		689,000,000
Changes in nuclear decommissioning trust liability	20,000,000		34,000,000		26,000,000
Changes in derivative instruments	(138,000,000)		(114,000,000)		(225,000,000)
Impairment charges and asset write downs	657,000,000		25,000,000		0
Loss/(gain) on disposals and sales of assets	14,000,000		4,000,000		13,000,000
Gain on sales of equity method investment	0		0		(128,000,000)
Gain recognized on settlement of pre-existing relationship	0		0		(31,000,000)
Amortization of unearned equity compensation	28,000,000		30,000,000		26,000,000
Other assets and liabilities	(13,000,000)		(36,000,000)		(276,000,000)
Net Cash Provided by Operating Activities	1,166,000,000		1,623,000,000		2,106,000,000
Cash Flows from Investing Activities
Intercompany (loans to)/receipts from subsidiaries	0		0		0
Investment in subsidiaries	0		0		0
Capital expenditures	(2,310,000,000)		(706,000,000)		(734,000,000)
Acquisition of businesses, net of cash acquired	(377,000,000)		(1,006,000,000)		(427,000,000)
Increase in restricted cash - U.S. DOE projects	(215,000,000)		0		0
(Increase)/decrease in restricted cash, net	(35,000,000)		(4,000,000)		14,000,000
Decrease in notes receivable	12,000,000		39,000,000		(22,000,000)
Purchases of emission allowances, net of proceeds	(19,000,000)		(34,000,000)		(38,000,000)
Investments in nuclear decommissioning trust fund securities	(406,000,000)		(341,000,000)		(305,000,000)
Proceeds from sales of nuclear decommissioning trust fund securities	385,000,000		307,000,000		279,000,000
Proceeds from renewable energy grants	0		102,000,000		0
Proceeds/(purchases) from sale of assets, net	7,000,000		43,000,000		6,000,000
(Investments in)/proceeds from sales of unconsolidated affiliates, net	(66,000,000)		(23,000,000)		278,000,000
Other	(23,000,000)		0		(5,000,000)
Net Cash Used by Investing Activities	(3,047,000,000)		(1,623,000,000)		(954,000,000)
Cash Flows from Financing Activities
(Payments)/proceeds from intercompany loans	0		0		0
Payment of intercompany dividends	0		0		0
Payment of dividends to preferred stockholders	(9,000,000)		(9,000,000)		(33,000,000)
Net receipts from/(payments for) settlement of acquired derivatives that include financing elements	(83,000,000)		137,000,000		(79,000,000)
Payment for treasury stock	(430,000,000)		(180,000,000)		(500,000,000)
Cash/Installment proceeds from sale of noncontrolling interest in subsidiary	29,000,000		50,000,000		50,000,000
Proceeds from issuance of common stock, net of issuance costs	2,000,000		2,000,000		2,000,000
Proceeds from issuance of long-term debt	6,224,000,000		1,484,000,000		892,000,000
(Payments for)/proceeds from term loan for funded letter of credit facility	(1,300,000,000)		1,300,000,000		0
Decrease/(increase) in restricted cash supporting funded letter of credit facility	1,300,000,000		(1,300,000,000)		0
Payment of debt issuance and hedging costs	(207,000,000)		(75,000,000)		(31,000,000)
Payments for short and long-term debt	(5,493,000,000)		(758,000,000)		(644,000,000)
Net Cash Provided/(Used) by Financing Activities	33,000,000		651,000,000		(343,000,000)
Effect of exchange rate changes on cash and cash equivalents	2,000,000		(4,000,000)		1,000,000
Net Increase/(Decrease) in Cash and Cash Equivalents	(1,846,000,000)		647,000,000		810,000,000
Cash and Cash Equivalents at Beginning of Period	2,951,000,000		2,304,000,000		1,494,000,000
Cash and Cash Equivalents at End of Period	1,105,000,000		2,951,000,000		2,304,000,000
Guarantor Subsidiaries
Cash Flows from Operating Activities
Net income/(loss)	600,000,000		981,000,000		1,544,000,000
Adjustments to reconcile net income to net cash provided/(used) by operating activities:
Distributions and equity in earnings of unconsolidated affiliates	(11,000,000)		14,000,000		154,000,000
Depreciation and amortization	843,000,000		796,000,000		772,000,000
Provision for bad debts	59,000,000		54,000,000		61,000,000
Amortization of nuclear fuel	39,000,000		40,000,000		36,000,000
Amortization of financing costs and debt discount/premiums	0		0		0
Loss on debt extinguishment	0
Amortization of intangibles and out-of-market commodity contracts	166,000,000		4,000,000		153,000,000
Changes in deferred income taxes and liability for uncertain tax benefits	(214,000,000)		593,000,000		934,000,000
Changes in nuclear decommissioning trust liability	20,000,000		34,000,000		26,000,000
Changes in derivative instruments	(137,000,000)		(113,000,000)		(228,000,000)
Impairment charges and asset write downs	648,000,000		20,000,000
Loss/(gain) on disposals and sales of assets	13,000,000		27,000,000		13,000,000
Gain on sales of equity method investment					0
Gain recognized on settlement of pre-existing relationship					0
Amortization of unearned equity compensation	0		0		0
Other assets and liabilities	(1,405,000,000)		(625,000,000)		(640,000,000)
Net Cash Provided by Operating Activities	621,000,000		1,825,000,000		2,825,000,000
Cash Flows from Investing Activities
Intercompany (loans to)/receipts from subsidiaries	796,000,000		(1,620,000,000)		(1,755,000,000)
Investment in subsidiaries	0		0		200,000,000
Capital expenditures	(383,000,000)		(308,000,000)		(507,000,000)
Acquisition of businesses, net of cash acquired	0		0		(72,000,000)
Increase in restricted cash - U.S. DOE projects	0
(Increase)/decrease in restricted cash, net	(5,000,000)		1,000,000		6,000,000
Decrease in notes receivable	0		0		0
Purchases of emission allowances, net of proceeds	(19,000,000)		(34,000,000)		(38,000,000)
Investments in nuclear decommissioning trust fund securities	(406,000,000)		(341,000,000)		(305,000,000)
Proceeds from sales of nuclear decommissioning trust fund securities	385,000,000		307,000,000		279,000,000
Proceeds from renewable energy grants			84,000,000
Proceeds/(purchases) from sale of assets, net	13,000,000		14,000,000		6,000,000
(Investments in)/proceeds from sales of unconsolidated affiliates, net	(2,000,000)		4,000,000		0
Other	(2,000,000)				0
Net Cash Used by Investing Activities	377,000,000		(1,893,000,000)		(2,186,000,000)
Cash Flows from Financing Activities
(Payments)/proceeds from intercompany loans	(1,112,000,000)		69,000,000		(258,000,000)
Payment of intercompany dividends	(65,000,000)		(58,000,000)		(330,000,000)
Payment of dividends to preferred stockholders	0		0		0
Net receipts from/(payments for) settlement of acquired derivatives that include financing elements	(83,000,000)		137,000,000		(79,000,000)
Payment for treasury stock	0		0		0
Cash/Installment proceeds from sale of noncontrolling interest in subsidiary	0		0		0
Proceeds from issuance of common stock, net of issuance costs	0		0		0
Proceeds from issuance of long-term debt	138,000,000		73,000,000		77,000,000
(Payments for)/proceeds from term loan for funded letter of credit facility	0		0
Decrease/(increase) in restricted cash supporting funded letter of credit facility	0		0
Payment of debt issuance and hedging costs	0		(5,000,000)		(2,000,000)
Payments for short and long-term debt	0		0		(25,000,000)
Net Cash Provided/(Used) by Financing Activities	(1,122,000,000)		216,000,000		(617,000,000)
Effect of exchange rate changes on cash and cash equivalents	0		0		0
Net Increase/(Decrease) in Cash and Cash Equivalents	(124,000,000)		148,000,000		22,000,000
Cash and Cash Equivalents at Beginning of Period	168,000,000		20,000,000		(2,000,000)
Cash and Cash Equivalents at End of Period	44,000,000		168,000,000		20,000,000
Non-Guarantor Subsidiaries
Cash Flows from Operating Activities
Net income/(loss)	17,000,000		34,000,000		124,000,000
Adjustments to reconcile net income to net cash provided/(used) by operating activities:
Distributions and equity in earnings of unconsolidated affiliates	3,000,000		(12,000,000)		(31,000,000)
Depreciation and amortization	40,000,000		32,000,000		40,000,000
Provision for bad debts	0		0		0
Amortization of nuclear fuel	0		0		0
Amortization of financing costs and debt discount/premiums	6,000,000		6,000,000		13,000,000
Loss on debt extinguishment	0
Amortization of intangibles and out-of-market commodity contracts	1,000,000		0		0
Changes in deferred income taxes and liability for uncertain tax benefits	7,000,000		27,000,000		(16,000,000)
Changes in nuclear decommissioning trust liability	0		0		0
Changes in derivative instruments	(1,000,000)		(1,000,000)		3,000,000
Impairment charges and asset write downs	9,000,000		0
Loss/(gain) on disposals and sales of assets	1,000,000		0		0
Gain on sales of equity method investment					(128,000,000)
Gain recognized on settlement of pre-existing relationship					0
Amortization of unearned equity compensation	0		0		0
Other assets and liabilities	211,000,000		(187,000,000)		29,000,000
Net Cash Provided by Operating Activities	294,000,000		(101,000,000)		34,000,000
Cash Flows from Investing Activities
Intercompany (loans to)/receipts from subsidiaries	0		0		0
Investment in subsidiaries	(1,300,000,000)		1,727,000,000		60,000,000
Capital expenditures	(1,882,000,000)		(323,000,000)		(197,000,000)
Acquisition of businesses, net of cash acquired	(115,000,000)		(142,000,000)		(67,000,000)
Increase in restricted cash - U.S. DOE projects	(162,000,000)
(Increase)/decrease in restricted cash, net	(29,000,000)		(5,000,000)		8,000,000
Decrease in notes receivable	12,000,000		39,000,000		(58,000,000)
Purchases of emission allowances, net of proceeds	0		0		0
Investments in nuclear decommissioning trust fund securities	0		0		0
Proceeds from sales of nuclear decommissioning trust fund securities	0		0		0
Proceeds from renewable energy grants			18,000,000
Proceeds/(purchases) from sale of assets, net	(6,000,000)		0		0
(Investments in)/proceeds from sales of unconsolidated affiliates, net	(64,000,000)		(22,000,000)		284,000,000
Other	(8,000,000)				0
Net Cash Used by Investing Activities	(3,554,000,000)		1,292,000,000		30,000,000
Cash Flows from Financing Activities
(Payments)/proceeds from intercompany loans	825,000,000		126,000,000		99,000,000
Payment of intercompany dividends	(4,000,000)		(65,000,000)		(330,000,000)
Payment of dividends to preferred stockholders	0		0		0
Net receipts from/(payments for) settlement of acquired derivatives that include financing elements	0		0		0
Payment for treasury stock	0		0		0
Cash/Installment proceeds from sale of noncontrolling interest in subsidiary	29,000,000		50,000,000		50,000,000
Proceeds from issuance of common stock, net of issuance costs	0		0		0
Proceeds from issuance of long-term debt	1,290,000,000		306,000,000		127,000,000
(Payments for)/proceeds from term loan for funded letter of credit facility	0		0
Decrease/(increase) in restricted cash supporting funded letter of credit facility	1,300,000,000		(1,300,000,000)
Payment of debt issuance and hedging costs	(92,000,000)		(9,000,000)		(3,000,000)
Payments for short and long-term debt	(116,000,000)		(304,000,000)		(47,000,000)
Net Cash Provided/(Used) by Financing Activities	3,232,000,000		(1,196,000,000)		(104,000,000)
Effect of exchange rate changes on cash and cash equivalents	2,000,000		(4,000,000)		1,000,000
Net Increase/(Decrease) in Cash and Cash Equivalents	(26,000,000)		(9,000,000)		(39,000,000)
Cash and Cash Equivalents at Beginning of Period	111,000,000		120,000,000		159,000,000
Cash and Cash Equivalents at End of Period	85,000,000		111,000,000		120,000,000
NRG Energy, Inc.
Cash Flows from Operating Activities
Net income/(loss)	197,000,000		477,000,000		942,000,000
Adjustments to reconcile net income to net cash provided/(used) by operating activities:
Distributions and equity in earnings of unconsolidated affiliates	776,000,000		(914,000,000)		(1,173,000,000)
Depreciation and amortization	13,000,000		10,000,000		6,000,000
Provision for bad debts	0		0		0
Amortization of nuclear fuel	0		0		0
Amortization of financing costs and debt discount/premiums	26,000,000		26,000,000		31,000,000
Loss on debt extinguishment	58,000,000
Amortization of intangibles and out-of-market commodity contracts	0		0		0
Changes in deferred income taxes and liability for uncertain tax benefits	(652,000,000)		(365,000,000)		(229,000,000)
Changes in nuclear decommissioning trust liability	0		0		0
Changes in derivative instruments	0		0		0
Impairment charges and asset write downs	0		5,000,000
Loss/(gain) on disposals and sales of assets	0		(23,000,000)		0
Gain on sales of equity method investment					0
Gain recognized on settlement of pre-existing relationship					(31,000,000)
Amortization of unearned equity compensation	28,000,000		30,000,000		26,000,000
Other assets and liabilities	1,174,000,000		776,000,000		335,000,000
Net Cash Provided by Operating Activities	1,620,000,000		22,000,000		(93,000,000)
Cash Flows from Investing Activities
Intercompany (loans to)/receipts from subsidiaries	287,000,000		(195,000,000)		159,000,000
Investment in subsidiaries	0		(1,727,000,000)		(260,000,000)
Capital expenditures	(45,000,000)		(75,000,000)		(30,000,000)
Acquisition of businesses, net of cash acquired	(262,000,000)		(864,000,000)		(288,000,000)
Increase in restricted cash - U.S. DOE projects	(53,000,000)
(Increase)/decrease in restricted cash, net	(1,000,000)		0		0
Decrease in notes receivable	0		0		36,000,000
Purchases of emission allowances, net of proceeds	0		0		0
Investments in nuclear decommissioning trust fund securities	0		0		0
Proceeds from sales of nuclear decommissioning trust fund securities	0		0		0
Proceeds from renewable energy grants			0
Proceeds/(purchases) from sale of assets, net	0		29,000,000		0
(Investments in)/proceeds from sales of unconsolidated affiliates, net	0		(5,000,000)		(6,000,000)
Other	(13,000,000)				(5,000,000)
Net Cash Used by Investing Activities	(87,000,000)		(2,837,000,000)		(394,000,000)
Cash Flows from Financing Activities
(Payments)/proceeds from intercompany loans	(796,000,000)		1,620,000,000		1,755,000,000
Payment of intercompany dividends	0		0		0
Payment of dividends to preferred stockholders	(9,000,000)		(9,000,000)		(33,000,000)
Net receipts from/(payments for) settlement of acquired derivatives that include financing elements	0		0		0
Payment for treasury stock	(430,000,000)		(180,000,000)		(500,000,000)
Cash/Installment proceeds from sale of noncontrolling interest in subsidiary	0		0		0
Proceeds from issuance of common stock, net of issuance costs	2,000,000		2,000,000		2,000,000
Proceeds from issuance of long-term debt	4,796,000,000		1,105,000,000		688,000,000
(Payments for)/proceeds from term loan for funded letter of credit facility	(1,300,000,000)		1,300,000,000
Decrease/(increase) in restricted cash supporting funded letter of credit facility	0		0
Payment of debt issuance and hedging costs	(115,000,000)		(61,000,000)		(26,000,000)
Payments for short and long-term debt	(5,377,000,000)		(454,000,000)		(572,000,000)
Net Cash Provided/(Used) by Financing Activities	(3,229,000,000)		3,323,000,000		1,314,000,000
Effect of exchange rate changes on cash and cash equivalents	0		0		0
Net Increase/(Decrease) in Cash and Cash Equivalents	(1,696,000,000)		508,000,000		827,000,000
Cash and Cash Equivalents at Beginning of Period	2,672,000,000		2,164,000,000		1,337,000,000
Cash and Cash Equivalents at End of Period	976,000,000		2,672,000,000		2,164,000,000
Eliminations
Cash Flows from Operating Activities
Net income/(loss)	(617,000,000)	[1]	(1,016,000,000)	[1]	(1,669,000,000)	[1]
Adjustments to reconcile net income to net cash provided/(used) by operating activities:
Distributions and equity in earnings of unconsolidated affiliates	(759,000,000)	[1]	893,000,000	[1]	1,009,000,000	[1]
Depreciation and amortization	0	[1]	0	[1]	0	[1]
Provision for bad debts	0	[1]	0	[1]		[1]
Amortization of nuclear fuel	0	[1]	0	[1]	0	[1]
Amortization of financing costs and debt discount/premiums	0	[1]	0	[1]	0	[1]
Loss on debt extinguishment	0	[1]
Amortization of intangibles and out-of-market commodity contracts	0	[1]	0	[1]	0	[1]
Changes in deferred income taxes and liability for uncertain tax benefits	0	[1]	0	[1]	0	[1]
Changes in nuclear decommissioning trust liability	0	[1]	0	[1]	0	[1]
Changes in derivative instruments	0	[1]	0	[1]	0	[1]
Impairment charges and asset write downs	0		0	[1]
Loss/(gain) on disposals and sales of assets	0	[1]	0	[1]	0	[1]
Gain on sales of equity method investment					0	[1]
Gain recognized on settlement of pre-existing relationship					0	[1]
Amortization of unearned equity compensation	0	[1]	0	[1]	0	[1]
Other assets and liabilities	7,000,000	[1]	0		0	[1]
Net Cash Provided by Operating Activities	(1,369,000,000)	[1]	(123,000,000)	[1]	(660,000,000)	[1]
Cash Flows from Investing Activities
Intercompany (loans to)/receipts from subsidiaries	(1,083,000,000)	[1]	1,815,000,000	[1]	1,596,000,000	[1]
Investment in subsidiaries	1,300,000,000		0	[1]	0	[1]
Capital expenditures	0	[1]	0	[1]	0	[1]
Acquisition of businesses, net of cash acquired	0	[1]	0	[1]	0	[1]
Increase in restricted cash - U.S. DOE projects	0	[1]
(Increase)/decrease in restricted cash, net	0	[1]	0	[1]	0	[1]
Decrease in notes receivable	0	[1]	0	[1]	0	[1]
Purchases of emission allowances, net of proceeds	0	[1]	0	[1]	0	[1]
Investments in nuclear decommissioning trust fund securities	0	[1]	0	[1]	0	[1]
Proceeds from sales of nuclear decommissioning trust fund securities	0	[1]	0	[1]	0	[1]
Proceeds from renewable energy grants			0	[1]
Proceeds/(purchases) from sale of assets, net	0	[1]	0	[1]	0	[1]
(Investments in)/proceeds from sales of unconsolidated affiliates, net	0	[1]	0	[1]	0	[1]
Other	0				0	[1]
Net Cash Used by Investing Activities	217,000,000	[1]	1,815,000,000	[1]	1,596,000,000	[1]
Cash Flows from Financing Activities
(Payments)/proceeds from intercompany loans	1,083,000,000	[1]	(1,815,000,000)	[1]	(1,596,000,000)	[1]
Payment of intercompany dividends	69,000,000	[1]	123,000,000	[1]	660,000,000	[1]
Payment of dividends to preferred stockholders	0	[1]	0	[1]	0	[1]
Net receipts from/(payments for) settlement of acquired derivatives that include financing elements	0	[1]	0	[1]	0	[1]
Payment for treasury stock	0	[1]	0	[1]	0	[1]
Cash/Installment proceeds from sale of noncontrolling interest in subsidiary	0		0	[1]	0	[1]
Proceeds from issuance of common stock, net of issuance costs	0	[1]	0	[1]	0	[1]
Proceeds from issuance of long-term debt	0	[1]	0	[1]	0	[1]
(Payments for)/proceeds from term loan for funded letter of credit facility	0	[1]	0	[1]
Decrease/(increase) in restricted cash supporting funded letter of credit facility	0	[1]	0	[1]
Payment of debt issuance and hedging costs	0	[1]	0	[1]	0	[1]
Payments for short and long-term debt	0	[1]	0	[1]	0	[1]
Net Cash Provided/(Used) by Financing Activities	1,152,000,000	[1]	(1,692,000,000)	[1]	(936,000,000)	[1]
Effect of exchange rate changes on cash and cash equivalents	0	[1]	0	[1]	0	[1]
Net Increase/(Decrease) in Cash and Cash Equivalents	0	[1]	0	[1]	0	[1]
Cash and Cash Equivalents at Beginning of Period	0	[1]	0	[1]	0	[1]
Cash and Cash Equivalents at End of Period	$ 0	[1]	$ 0	[1]	$ 0	[1]

[1]	All significant intercompany transactions have been eliminated in consolidation.